Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Income Tax Examination [Line Items]
CAMT credit carryforward					$ 200
Effective income tax rate	22.40%	23.30%	22.80%	23.40%
Unrecognized Tax Benefits	$ 50		$ 50
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 1		$ 4